Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Balance at beginning of year	$ 11,711	$ 11,711	$ 11,213
Acquisition of Newport	0	0	498
Balance at end of year	11,711	11,711	11,711
Goodwill, Impairment Loss	$ 0	$ 0	$ 0